ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY - CONDENSED STATEMENTS OF COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating expenses
General and administrative expenses	$ (39,643)	$ (31,648)	$ (20,304)
Total operating expenses	(102,042)	(75,025)	(68,846)
Operating loss	(12,889)	(1,762)	(12,141)
Other gains, net	2,203	5,852	2,992
Fair value losses on derivative liabilities		(11,466)
Fair value gains/(losses) on convertible notes		(4,433)	133
Loss before share of loss from an equity investee and income tax expense	(13,951)	(13,162)	(10,394)
Share of loss from an equity investee	(107)	(111)	(408)
Income tax expense	(2,540)	(1,633)	(47)
Net loss	(16,598)	(14,906)	(10,849)
Other comprehensive (loss)/income:
Foreign currency translation adjustment, net of tax	3,484	5,274	(1,700)
Comprehensive loss attributable to iClick Interactive Asia Group Limited	(10,291)	(7,617)	(11,215)
Parent Company | Reportable legal entities
Operating expenses
General and administrative expenses	(17,574)	(13,598)	(12,064)
Total operating expenses	(17,574)	(13,598)	(12,064)
Operating loss	(17,574)	(13,598)	(12,064)
Other gains, net	(242)	(409)	285
Fair value losses on derivative liabilities		(11,466)
Fair value gains/(losses) on convertible notes		(4,433)	133
Share of profits from subsidiaries, VIE and VIE’ subsidiaries	4,406	17,477	2,519
Loss before share of loss from an equity investee and income tax expense	(13,410)	(12,429)	(9,127)
Share of loss from an equity investee	(107)	(111)	(408)
Income tax expense	(114)	(78)	(68)
Net loss	(13,631)	(12,618)	(9,603)
Net loss attributable to iClick Interactive Asia Group Limited’s ordinary shareholders	(13,631)	(12,618)	(9,603)
Other comprehensive (loss)/income:
Foreign currency translation adjustment, net of tax	3,340	5,001	(1,612)
Comprehensive loss attributable to iClick Interactive Asia Group Limited	$ (10,291)	$ (7,617)	$ (11,215)